SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Subsidiary preferred shares and capital	(a)	$3,578	$2,257
Subsidiary preferred equity units	(b)	1,042	1,625
Limited-life funds and redeemable fund units	(c)	139	263
Total		$4,759	$4,145

AS AT DEC. 31 (MILLIONS, EXCEPT SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2024	2023
Series 2	n/a	6.50%	US$	$—	$587
Series 3	24,000,000	6.75%	US$	576	564
New LP Preferred Units	19,000,749	6.25%	US$	466	474
Total				$1,042	$1,625